Consolidated Statements of Income and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net revenues	$ 150,222	$ 142,131	$ 141,505
Cost of revenues	(91,251)	(87,108)	(92,721)
Gross profit	58,971	55,023	48,784
Operating expenses:
Selling expenses	(30,566)	(29,297)	(32,775)
General and administrative expenses	(9,042)	(7,614)	(7,463)
Research and development expenses	(6,636)	(6,780)	(5,419)
Total operating expenses	(46,244)	(43,691)	(45,657)
Income from operations	12,727	11,332	3,127
Other income (expenses):
Other non-operating income, net	819	1,042	1,264
Government subsidy	505	1,150	912
Fair value gain (loss) on derivative instruments	(5,109)	(3,436)	3,002
Foreign exchange (loss) gain	212	(1,513)	(2,194)
Interest expense, net	(540)	(1,195)	(1,183)
Total other income (expenses), net	(4,113)	(3,952)	1,801
Income before income tax expense	8,614	7,380	4,928
Income tax expense	(840)	(139)	(7)
Net income	7,774	7,241	4,921
Other comprehensive income
Foreign currency translation adjustment	274	1,468	(869)
Total comprehensive income	$ 8,048	$ 8,709	$ 4,052
Net income per share
Basic (in Dollars per share)	$ 0.18	$ 0.17	$ 0.12
Weighted average shares*
Basic (in Shares)	42,105,300	42,105,300	42,105,300